UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN FINANCIAL PARTNERS, L.L.C.
Address: 96 CUMMINGS POINT RD.

         STAMFORD, CT  06902

13F File Number:  28-11307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
Phone:     (203) 358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     STAMFORD, CT     May 12, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $4,603,991 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11256                      Donald T. Netter

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANGELICA CORP                  COM              034663104   164400  3373488          DEFINED 0             3373488
APRIA HEALTHCARE GROUP INC     COM              037933108   219700  5048706          DEFINED 0             5048706
ARTESYN TECHNOLOGIES INC       COM              043127109   236546  2590179          DEFINED 0             2590179
BURLINGTON RES INC             COM              122014103    25000  2301500          DEFINED 0             2301500
CHAMPS ENTMT INC DEL           COM              158787101    56841   468938          DEFINED 0              468938
CHECKERS DRIVE-IN RESTAURANT   COM NEW          162809305   254200  3769786          DEFINED 0             3769786
DAVE & BUSTERS INC             COM              23833N104   139900  2525195          DEFINED 0             2525195
EMERSON RADIO CORP             COM NEW          291087203    81300   304062          DEFINED 0              304062
GUIDANT CORP                   COM              401698105    60015  4684771          DEFINED 0             4684771
HOLLINGER INTL INC             CL A             435569108   380000  3184400          DEFINED 0             3184400
I-MANY INC                     COM              44973Q103   985000  1576000          DEFINED 0             1576000
INFOUSA INC NEW                COM              456818301   930372 12076229          DEFINED 0            12076229
JOHNSON OUTDOORS INC           CL A             479167108   173967  3114009          DEFINED 0             3114009
KATY INDS INC                  COM              486026107   143200   515520          DEFINED 0              515520
LYON WILLIAM HOMES             COM              552074106    20020  1915514          DEFINED 0             1915514
MASSEY ENERGY CORP             COM              576206106   112570  4060400          DEFINED 0             4060400
NEXTEL PARTNERS INC            CL A             65333F107    56080  1588186          DEFINED 0             1588186
OFFICEMAX INC                  COM              67622P101    72600  2190342          DEFINED 0             2190342
PMA CAP CORP                   CL A             693419202   167300  1703114          DEFINED 0             1703114
SPRINT CORP                    COM FON GROUP    852061100   116000  2997440          DEFINED 0             2997440
TIME WARNER INC                COM              887317105   162500  2728375          DEFINED 0             2728375
TOWN & CTRY TR                 SH BEN INT       892081100    46480  1888482          DEFINED 0             1888482